General and Administrative Expenses (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018		Dec. 31, 2017
General and Administrative Expenses
Administrative fees (Note 14)	$ 8,963	$ 10,398		$ 6,547
Commercial management fees (Note 14)	5,400	5,400		5,400
Share-based compensation (Note 21)	1,158	1,034		850
Other expenses	3,880	2,922		2,922
Total	$ 19,401	$ 19,754	[1]	$ 15,719	[1]

[1]	Restated so as to reflect the historical financial statements of GAS-twelve Ltd. acquired on April 1, 2019 from GasLog (Note 1).